Note 5 - Revision of Prior Period Financial Statement (Details Textual) $ in Thousands	12 Months Ended
Mar. 31, 2018 CAD ($)
Retained earnings attributable to accumulated earnings (losses) [member]
Statement Line Items [Line Items]
Increase (decrease) for restatements	$ (14,208)